OPERATIONS IN UZBEKISTAN (Tables)	12 Months Ended
Dec. 31, 2018
OPERATIONS IN UZBEKISTAN
Schedule of discontinued operations accompanying in the consolidated statements of profit and loss and cash flows

Results of discontinued operation

Year ended
December 31,
2016
Revenue	5,115
Expenses	(6,602)
Loss before tax	(1,487)
Income tax gain (note 12)	192
Loss for the period	(1,295)
Loss on sale of discontinued operations	(2,726)
Loss from discontinued operations	(4,021)
Loss attributable to non-controlling interests	(654)
Loss to owners of the Company	(3,367)
Basic loss per share	(1.69)
Diluted loss per share	(1.69)

Cash flows from (used in) discontinued operation

Year ended
December 31,
2016
Net cash used in operating activities	(543)
Net cash used in investing activities	(1,253)
Net cash provided by financing activities	1,234

Schedule of carrying amounts of UMS's net assets and reconciliation of the loss on disposal

As of August 5, 2016, the carrying amounts of UMS’s net assets and reconciliation of the loss on disposal were as follows:

Property, plant and equipment	(6,960)
Other intangible assets	(2,922)
Other non-current assets	(2,577)
Cash and cash equivalents	(378)
Other current assets	(1,359)
Non-current liabilities	5,113
Current liabilities	2,484
Non-controlling interest	1,787
Accumulated other comprehensive income	2,086
Consideration received	—
Loss on disposal of UMS	(2,726)